RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 549,352	$ 538,177
Trade receivables, allowances for credit losses		20,324	18,360
Derecognized trade receivables under non-recourse facilitates		23,800	13,200
Derecognized trade receivables under facilitates with recourse provisions		228,500	246,800
Net advances to growers		122,200	123,900
Other receivables		139,000	138,400
Other receivables, allowances for credit losses		17,900	17,800
Value-Added Taxes Receivable
Financing Receivable, Past Due [Line Items]
Other receivables		36,200	43,100
Other receivables, allowances for credit losses		11,700
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 12,300	$ 21,000
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	1 year
Maximum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	10 years